Segment reporting - Summary of financial information of segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments
Revenue	€ 170,976	€ 214,537
Cost of sales	(72,598)	(89,083)
Gross profit	98,378	125,454
Depreciation and amortization	22,456	21,518
Of which: Right-of-use assets	16,729	15,129
Other	5,727	6,389
Provisions and impairment losses	(2,220)	(3,241)
Sales outside the Group
Disclosure of operating segments
Revenue	170,976	214,537
Operating segments | Lanvin
Disclosure of operating segments
Revenue	48,272	57,052
Cost of sales	(20,268)	(25,093)
Gross profit	28,004	31,959
Depreciation and amortization	8,437	6,726
Of which: Right-of-use assets	5,739	4,163
Other	2,698	2,563
Provisions and impairment losses	(727)	(3,610)
Operating segments | Lanvin | Sales outside the Group
Disclosure of operating segments
Revenue	48,243	55,011
Operating segments | Lanvin | Intra-Group sales
Disclosure of operating segments
Revenue	29	2,041
Operating segments | Wolford
Disclosure of operating segments
Revenue	42,594	58,802
Cost of sales	(15,799)	(16,740)
Gross profit	26,795	42,062
Depreciation and amortization	6,229	6,748
Of which: Right-of-use assets	5,470	5,593
Other	759	1,155
Provisions and impairment losses	510	1,824
Operating segments | Wolford | Sales outside the Group
Disclosure of operating segments
Revenue	42,594	58,802
Operating segments | Caruso
Disclosure of operating segments
Revenue	19,734	19,926
Cost of sales	(14,010)	(14,693)
Gross profit	5,724	5,233
Depreciation and amortization	563	534
Of which: Right-of-use assets	329	330
Other	234	204
Provisions and impairment losses	529	584
Operating segments | Caruso | Sales outside the Group
Disclosure of operating segments
Revenue	19,444	19,311
Operating segments | Caruso | Intra-Group sales
Disclosure of operating segments
Revenue	290	615
Operating segments | St. John
Disclosure of operating segments
Revenue	39,981	46,663
Cost of sales	(12,285)	(17,639)
Gross profit	27,696	29,024
Depreciation and amortization	4,799	4,962
Of which: Right-of-use assets	3,756	3,595
Other	1,043	1,367
Provisions and impairment losses	(1,170)	1,060
Operating segments | St. John | Sales outside the Group
Disclosure of operating segments
Revenue	39,981	46,663
Operating segments | Sergio Rossi
Disclosure of operating segments
Revenue	20,404	33,019
Cost of sales	(10,186)	(15,884)
Gross profit	10,218	17,135
Depreciation and amortization	2,393	2,443
Of which: Right-of-use assets	1,435	1,448
Other	958	995
Provisions and impairment losses	(1,362)	(3,099)
Operating segments | Sergio Rossi | Sales outside the Group
Disclosure of operating segments
Revenue	20,123	32,468
Operating segments | Sergio Rossi | Intra-Group sales
Disclosure of operating segments
Revenue	281	551
Operating segments | Other and holding companies
Disclosure of operating segments
Revenue	4,366	3,990
Cost of sales	(717)	(200)
Gross profit	3,649	3,790
Depreciation and amortization	35	105
Other	35	105
Operating segments | Other and holding companies | Sales outside the Group
Disclosure of operating segments
Revenue	591	2,282
Operating segments | Other and holding companies | Intra-Group sales
Disclosure of operating segments
Revenue	3,775	1,708
Eliminations and Unallocated
Disclosure of operating segments
Revenue	(4,375)	(4,915)
Cost of sales	667	1,166
Gross profit	(3,708)	(3,749)
Eliminations and Unallocated | Intra-Group sales
Disclosure of operating segments
Revenue	€ (4,375)	€ (4,915)